Significant Accounting Policies (Details) - Schedule of remaining performance obligations in future periods - Service [Member] $ in Thousands	Dec. 31, 2019 USD ($)
2020 [Member]
Revenue from External Customer [Line Items]
Total	$ 5,219
2021 [Member]
Revenue from External Customer [Line Items]
Total	483
2022 and thereafter [Member]
Revenue from External Customer [Line Items]
Total	$ 17